PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (4,022)		$ (2,761)	$ (891)
Total property, plant and equipment, net	140,442		128,162	28,506
Depreciation expense	1,261	$ 168	2,238	523
Loss incurred from asset impairments			1,051
Proceeds from insurance carrier			650
Production facilities
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	63,823		53,590	9,046
Furniture, fittings & equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,337		5,223	957
Industrial property
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	0		3,659	0
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	402		244	55
Assets under construction
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 74,902		$ 68,207	$ 19,340